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                                                               [LOGO OF MetLife]

METLIFE INVESTORS USA INSURANCE COMPANY
5 PARK PLAZA, SUITE 1900
IRVINE, CALIFORNIA 92614

May 3, 2013

VIA EDGAR TRANSMISSION
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U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:  MetLife Investors USA Insurance Company and
     MetLife Investors USA Separate Account A
     File Nos. 333-54470/811-03365
     (Series L and Series L - 4 Year)
     Rule 497(j) Certification
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Members of the Commission:

On behalf of MetLife Investors USA Insurance Company (the "Company") and MetLife Investors USA Separate Account A (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus Supplement regarding the Fixed Account dated April 29, 2013 to the Prospectus dated April 29, 2013 for the 3-year Series L contracts, Prospectus Supplement dated April 29, 2013 to the Prospectus dated April 29, 2013 for the
L - 4 Year contracts, Prospectuses, each dated April 29, 2013, and Statement of Additional Information ("SAI") dated April 29, 2013 being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus Supplements, Prospectuses and SAI contained in Post-Effective Amendment No. 27 for the Account filed electronically with the Commission on April 12, 2013.

If you have any questions, please contact me at (617) 578-2053.

Sincerely,

/s/ John M. Richards
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John M. Richards
Corporate Counsel
Metropolitan Life Insurance Company